Employee benefit obligation (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefits [Abstract]
Carrying value of benefit obligation
The carrying value of the benefit obligation as at December 31, 2020 and 2019 is:

	2020	2019
	$	$
Opening balance	1,443	929
Increases
Provisions for the year	670	420
Actuarial losses	108	110
Interest expense	12	14
Reductions
Payments	(41)	(16)
Foreign exchange translation	138	(14)
Ending balance	2,330	1,443

Change in liability recognized in statement of loss and comprehensive loss
The change in liability was recognized in statement of loss and comprehensive loss as follows:

	2020	2019
	$	$
Cost recognized in profit or loss
Current period cost	670	420
Interest cost on defined benefit obligation	12	14
Remeasurement loss recognized in OCI	108	110
Annual weighted average assumptions:
Discount rate	0.34%	0.79%
Price inflation	1.50%	1.50%